Redeemable Convertible Preferred Stock	12 Months Ended
Jun. 30, 2014
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

(14) Redeemable Convertible Preferred Stock

Prior to its IPO, the Company had two series of Redeemable Convertible Preferred Stock, Series A and Series B.

Upon the closing of the IPO, the Series A and Series B Redeemable Convertible Preferred Stock automatically converted into 11,933 shares of the Company’s $0.001 par value common stock.